Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Fair Value Measurements (Details) [Line Items]
Percentage of liquidity, equity financing	85.00%
Equity conversion percentage		100.00%
Net asset value per share (in Dollars per share)	$ 4
Converted shares (in Shares)	4,372,601
Fair value of assets (in Dollars)	$ 17,490,404
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Operating Leases, Income Statement, Percentage Revenue (in Dollars)	$ 85
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Equity conversion percentage	100.00%